Commitments and Contingencies (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure Of Commitments And Contingent Liabilities Text Block Abstract
Schedule of contractual obligated per calendar year requirements
	< 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Thereafter	Total
Lease commitments (Note 11)	15,813	96,312	98,035	99,759	16,673	—	326,592
Beskauga Option agreement commitments (Note 6)	—	3,015,224	5,000,000	—	—	—	8,015,224
Exploration licenses expenditure commitments	61,905	1,637,749	2,057,639	2,588,384	2,651,501	2,119,787	11,116,965
	77,718	4,749,285	7,155,674	2,688,143	2,668,174	2,119,787	19,458,781